Prepayments and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments and Other Current Assets
7.	Prepayments and Other Current Assets
Prepayments and other current assets consisted of the following:

	As of December 31,	As of March 31,
	2020	2021
Prepayments	909,327	1,064,468
Deductible value-added tax input	521,630	541,543
Deposits	30,006	30,322
Others	142,323	151,702

Total	1,603,286	1,788,035

Prepayments primarily consist of
p
repayment for raw materials, marketing and consulting services provided by suppliers.
Deposits primarily consist of deposits for short-term leases and the deposits to suppliers for guarantee of procurement.

7. Prepayments and Other Current Assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2019	2020
Prepayments	80,699	909,327
Deductible value-added tax input	437,129	521,630
Deposits	188,190	30,006
Amount receivables from issuance of Preferred Shares	279,048	—
Others	98,241	142,323

Total	1,083,307	1,603,286

Prepayments primarily consist of prepayment for raw materials, marketing and consulting services provided by suppliers.
Deposits primarily consist of deposits for short-term leases and the deposits to suppliers for guarantee of procurement.